SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DILUTIVE COMMON SHARES OUTSTANDING EXCLUDED FROM DILUTIVE WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
	June 30,
	2025	2024
Stock options	796,660	1,605,060
RSUs	200,000	114,666
Warrants	1,413,110	1,413,110
	2,409,770	3,132,836